Stock-Based Compensation - Additional Information (Details) - USD ($)				3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jul. 20, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation not yet recognized related to unvested options	$ 2,800,000	$ 6,100,000		$ 2,800,000		$ 6,100,000	$ 6,100,000
Weighted-average grant date fair value of stock options (in dollars per share)				$ 2.86			$ 2.45
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ (200,000)			$ 900,000
Unvested award, cost not yet recognized, period for recognition				3 years 3 months 18 days			3 years 6 months
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years 6 months			3 years 7 months 6 days
Stock-based compensation expense				$ 800,000			$ 1,500,000
Vested in period, not settled (in shares)	31,833	6,162		31,833		6,162	6,162
Unrecognized compensation expense	$ 8,600,000	$ 12,200,000		$ 8,600,000		$ 12,200,000	$ 12,200,000
Restricted Stock Units (RSUs) | Employees and Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							4 years
Restricted Stock Units (RSUs) | Director | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							1 year
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							1 year
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche One | Employees and Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage							25.00%
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Two | Employees and Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							36 months
Award vesting percentage							75.00%
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							4 years
Stock-based compensation expense				100,000			$ 100,000
Unvested award, cost not yet recognized, period for recognition	3 years 6 months	3 years 9 months					3 years 9 months 18 days
Unrecognized compensation expense	$ 400,000	$ 500,000		400,000		500,000	$ 500,000
Profit Unit Interest
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 49,000		500,000	$ 100,000	$ 100,000
Unrecognized compensation expense	$ 0	$ 0		$ 0		$ 0	$ 0	$ 400,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum eligible employee compensation contribution percentage			10.00%
Fair market value share purchase percentage			85.00%
Equity Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period subject to annual increases							10 years
Percentage of outstanding stock maximum							2.00%
Equity Incentive Plan 2021 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							4 years
Award expiration period							10 years
Equity Incentive Plan 2021 | Stock Options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							1 year
Award vesting percentage							25.00%
Equity Incentive Plan 2021 | Stock Options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							36 months
Award vesting percentage							75.00%
Class A Common Stock | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)	1,200,000	1,200,000		1,200,000		1,200,000	1,200,000
Percentage of outstanding stock maximum				1.00%			1.00%
Outstanding stock maximum (in shares)				2,400,000			2,400,000
Shares purchased under the ESPP (in shares)	0	0				0
Class A Common Stock | Equity Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)	11,772,630	11,500,000		11,772,630		11,500,000	11,500,000